Form N-1A Cover	Apr. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 21, 2026
Prospectus Date	Feb. 01, 2026
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Short Duration FundEffective April 21, 2026, the following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the fund’s summary prospectus and in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:SHAREHOLDER FEES (paid directly from your investment)ACR6INSTSMaximum sales charge (load) imposed on purchases, as % of offering price2.25NoneNoneNoneNoneMaximum deferred sales charge (load), as % of redemption proceedsNone1.00NoneNoneNoneAccount Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)$20$20NoneNone$20ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)ACR6INSTSManagement fee0.370.370.370.370.37Distribution/service (12b-1) fees0.251.00NoneNoneNoneOther expenses0.250.250.130.240.29Total annual fund operating expenses0.871.620.500.610.66Fee waiver/expense reimbursement0.280.280.160.270.32Total annual fund operating expenses after fee waiver/expense reimbursement0.591.340.340.340.34[1]Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.[2]“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.26%, 0.14%, 0.25% and 0.30% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.The Advisor has contractually agreed through September 30, 2027 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.59%, 1.34%, 0.34%, 0.34% and 0.34% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:YearsACR6INSTS1$284$236$35$35$3534694841441681795670855264313336101,2481,697613736792You would pay the following expenses if you did not redeem your shares:YearsACR6INSTS1$284$136$35$35$3534694841441681795670855264313336101,2481,697613736792